Shareholder Report, Average Annual Return (Details) 74300185500_Putnam Focused U.S. Research ETF_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		20.60%	14.01%	14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.10%	11.80%	14.84%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		20.38%	12.79%	15.37%
Putnam Focused Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam Focused Equity Linked Benchmark†
Average Annual Return, Percent	[1]	20.38%	12.79%	14.32%

[1]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.